Notes to the consolidated statements of income - Disaggregation of revenue by categories (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenue
Revenue	€ 4,704,218	€ 4,548,369
Inter-segment eliminations
Revenue
Revenue	(361,858)	(366,289)
Care Delivery
Revenue
Revenue	3,755,547	3,647,389
Care Delivery | Segments
Revenue
Revenue	3,755,547	3,647,389
Care Delivery | US
Revenue
Revenue	3,002,715	2,929,938
Care Delivery | International
Revenue
Revenue	752,832	717,451
Care Enablement
Revenue
Revenue	948,671	900,980
Care Enablement | Segments
Revenue
Revenue	1,310,529	1,267,269
Care Enablement | Inter-segment eliminations
Revenue
Revenue	€ (361,858)	€ (366,289)